Provisions	12 Months Ended
Dec. 31, 2020
24. Provisions
Provisions

24 Provisions

Accounting for provisions

The Group applies IAS 37 Provisions, Contingent Liabilities and Contingent Assets in accounting for non-financial liabilities.

Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated. Provision is made for the anticipated cost of restructuring, including redundancy costs, when an obligation exists; for example, when the Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan.

Critical accounting estimates and judgements

The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice. When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.

The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates. Customer redress and legal, competition and regulatory matters are areas where a higher degree of professional judgement is required. The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See below for information on payment protection redress and Note 26 for more detail of legal, competition and regulatory matters.

			Undrawn contractually committed facilities and guarantees[a]	Customer redress		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		PaymentProtectionInsurance	Other customer redress		Sundryprovisions	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2020	42	143	322	1,155	420	376	306	2,764
Additions	24	194	806	-	186	106	192	1,508
Amounts utilised	(13)	(109)	-	(979)	(195)	(171)	(118)	(1,585)
Unused amounts reversed	(25)	(60)	(30)	(47)	(44)	(45)	(92)	(343)
Exchange and other movements	-	(10)	(34)	-	1	2	1	(40)
As at 31 December 2020	28	158	1,064	129	368	268	289	2,304

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.

Provisions expected to be recovered or settled within no more than 12 months after 31 December 2020 were £1,751m (2019: £2,457m).

Onerous contracts

Onerous contract provisions comprise an estimate of the costs involved with fulfilling the terms and conditions of contracts net of any expected benefits to be received.

Redundancy and restructuring

These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. Additions made during the year relate to formal restructuring plans and have either been utilised, or reversed, where total costs are now expected to be lower than the original provision amount.

Undrawn contractually committed facilities and guarantees

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. For further information, refer to Credit risk section for loan commitments and financial guarantees on page 119.

Customer redress

Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of the Group’s business activities. Other than Payment Protection Insurance, there are no significant individual customer redress provisions at 31 December 2020.

Legal, competition and regulatory matters

The Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 26.

Sundry provisions

This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.

Payment Protection Insurance (PPI) redress

As at 31 December 2020 Barclays had recognised cumulative provisions totalling £10.9bn (December 2019: £11bn), including a £55m release in Q4 2020 on resolution of the items received in Q3 2019 and claims from the Official Receiver with whom we reached agreement in Q3 2020, against the cost of PPI redress and associated processing costs. Utilisation of the cumulative provisions to date is £10.8bn (December 2019: £9.8bn), leaving a residual provision of £0.1bn (December 2019: £1.2bn) to be utilised in 2021. This represents Barclays best estimate as at 31 December 2020 based on information available.